BUSINESS COMBINATION (Schedule of Business Acquisitions, by Acquisition) (Details) - USD ($)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Goodwill	$ 313,588,803		$ 0
Tianxinfu Beijing Medical Appliance Co Ltd [Member]
Cash and cash equivalents		$ 97,702,278
Accounts receivable		312,832
Inventories		2,745,771
Other current assets		283,824
Property, plant and equipment		6,522,447
Land use rights		4,135,141
Intangible assets		63,725,856
Deferred income tax assets		480,334
Current liabilities		(6,129,418)
Deferred income tax liabilities		(10,382,902)
Fair value of noncontrolling interest		(53,871,002)
Goodwill		329,364,009
Total purchase consideration		$ 434,889,170